Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
2013	$ 2,653	16,530
2014	2,148	13,382
2015	1,560	9,716
2016	539	3,356
2017	2	14
Total	$ 6,902	42,998